Pensions - assets, portfolio weighting (Details) - USD ($) $ in Millions	Dec. 31, 2021	Dec. 31, 2020
Disclosure of financial assets [line items]
Pension assets on investment classes, percentage	100.00%	100.00%
Low range value [member]
Disclosure of financial assets [line items]
Company contributions	$ 100
High range value [member]
Disclosure of financial assets [line items]
Company contributions	$ 110
Equity securities [member]
Disclosure of financial assets [line items]
Pension assets on investment classes, percentage	34.10%	34.10%
Equity securities [member] | Low range value [member]
Disclosure of financial assets [line items]
Target porfolio weight	29.00%
Equity securities [member] | High range value [member]
Disclosure of financial assets [line items]
Target porfolio weight	38.00%
Equity securities [member] | Level 1 [member]
Disclosure of financial assets [line items]
Percentange of pension assets measured at fair value	61.00%	81.00%
Equity securities [member] | Level 2 [member]
Disclosure of financial assets [line items]
Percentange of pension assets measured at fair value	37.00%	17.00%
Bonds [Member]
Disclosure of financial assets [line items]
Pension assets on investment classes, percentage	50.20%	50.20%
Bonds [Member] | Low range value [member]
Disclosure of financial assets [line items]
Target porfolio weight	46.00%
Bonds [Member] | High range value [member]
Disclosure of financial assets [line items]
Target porfolio weight	59.00%
Bonds [Member] | Level 1 [member]
Disclosure of financial assets [line items]
Percentange of pension assets measured at fair value	3.00%	2.00%
Bonds [Member] | Level 2 [member]
Disclosure of financial assets [line items]
Percentange of pension assets measured at fair value	97.00%	98.00%
Money market instruments [Member]
Disclosure of financial assets [line items]
Pension assets on investment classes, percentage	9.10%	9.40%
Money market instruments [Member] | Low range value [member]
Disclosure of financial assets [line items]
Target porfolio weight	0.00%
Money market instruments [Member] | High range value [member]
Disclosure of financial assets [line items]
Target porfolio weight	14.00%
Money market instruments [Member] | Level 2 [member]
Disclosure of financial assets [line items]
Percentange of pension assets measured at fair value	100.00%	100.00%
Real estate [Member]
Disclosure of financial assets [line items]
Pension assets on investment classes, percentage	6.60%	6.40%
Real estate [Member] | Low range value [member]
Disclosure of financial assets [line items]
Target porfolio weight	5.00%
Real estate [Member] | High range value [member]
Disclosure of financial assets [line items]
Target porfolio weight	10.00%
Other assets [Member]
Disclosure of financial assets [line items]
Pension assets on investment classes, percentage	0.00%	(0.10%)